Financial risk management - Allowances for doubtful accounts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Beginning balance	€ 4,856
Charged to income statement	102	€ 55	€ 244
Ending balance	5,025	4,856
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Beginning balance	195
Ending balance	147	195
Credit risk | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Beginning balance	195	192	168
Charged to income statement	41	86	61
Deductions	(89)	(83)	(37)
Ending balance	€ 147	€ 195	€ 192